Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at amortized cost [Abstract]
Summary of Financial Assets at Amortized Cost

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Current:
Time deposits	46,080	45,963
Non-current:
Restricted bank deposits	43,034	43,219
a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Interest income	1,861	2,433	2,076